UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     January 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $80,122 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1066    50085 SH       SOLE                    50035        0       50
ALCON INC                      COM SHS          h01301102      464     5205 SH       SOLE                       55        0     5150
AMERICAN EXPRESS CO            COM              025816109      441    23800 SH       SOLE                        0        0    23800
AT&T INC                       COM              00206r102      209     7340 SH       SOLE                     7340        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      262     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     3631    53095 SH       SOLE                    52545        0      550
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5547   100805 SH       SOLE                    90035        0    10770
CISCO SYS INC                  COM              17275r102     3679   225723 SH       SOLE                   191998        0    33725
COLGATE PALMOLIVE CO           COM              194162103     3849    56152 SH       SOLE                    55527        0      625
DANAHER CORP DEL               COM              235851102     3229    57036 SH       SOLE                    56496        0      540
EXXON MOBIL CORP               COM              30231g102      942    11806 SH       SOLE                      190        0    11616
GENERAL ELECTRIC CO            COM              369604103      300    18505 SH       SOLE                        0        0    18505
GILEAD SCIENCES INC            COM              375558103      391     7650 SH       SOLE                        0        0     7650
ISHARES TR                     DJ US INDUSTRL   464287754      256     5935 SH       SOLE                     5935        0        0
ISHARES TR                     DJ US TECH SEC   464287721      443    12550 SH       SOLE                        0        0    12550
JOHNSON & JOHNSON              COM              478160104     6288   105094 SH       SOLE                   103939        0     1155
NOKIA CORP                     SPONSORED ADR    654902204     3113   199520 SH       SOLE                   173010        0    26510
NOVO-NORDISK A S               ADR              670100205     4152    80785 SH       SOLE                    80045        0      740
ORACLE CORP                    COM              68389x105     4097   231103 SH       SOLE                   229068        0     2035
PEPSICO INC                    COM              713448108     4740    86542 SH       SOLE                    76322        0    10220
PFIZER INC                     COM              717081103      329    18570 SH       SOLE                        0        0    18570
PRAXAIR INC                    COM              74005p104     3458    58256 SH       SOLE                    51011        0     7245
PRICE T ROWE GROUP INC         COM              74144t108     1397    39416 SH       SOLE                    38971        0      445
PROCTER & GAMBLE CO            COM              742718109      712    11517 SH       SOLE                      975        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     3510    96900 SH       SOLE                    86365        0    10535
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209     1414    53255 SH       SOLE                    52595        0      660
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     1051    21995 SH       SOLE                    21825        0      170
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      589    38205 SH       SOLE                    37535        0      670
Standard & Poors Dep Rcpts     COM                            2172    24066 SH       SOLE                    24066        0        0
STAPLES INC                    COM              855030102     3400   189730 SH       SOLE                   187700        0     2030
STRYKER CORP                   COM              863667101     1511    37830 SH       SOLE                    37430        0      400
SUNCOR ENERGY INC              COM              867229106     1354    69445 SH       SOLE                    50425        0    19020
WAL MART STORES INC            COM              931142103     2667    47580 SH       SOLE                    40605        0     6975
WALGREEN CO                    COM              931422109     3559   144280 SH       SOLE                   134605        0     9675
WELLS FARGO & CO NEW           COM              949746101     5287   179347 SH       SOLE                   160422        0    18925
ZIMMER HLDGS INC               COM              98956p102      613    15160 SH       SOLE                      160        0    15000